UNITED STATES

		  SECURITIES AND EXCHANGE COMMISSION

		       Washington, D.C.  20549

			      FORM N-CSR

	 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

		         INVESTMENT COMPANIES

	     Investment Company Act file number:  811-3752


		          THE MANAGERS FUNDS
      -----------------------------------------------------------
	   (Exact name of registrant as specified in charter)


	     40 Richards Avenue, Norwalk, Connecticut 06854
      -----------------------------------------------------------
	 (Address of principal executive offices)  (Zip code)


			 The Managers Funds LLC
	    40 Richards Avenue, Norwalk, Connecticut 06854
      -----------------------------------------------------------
		(Name and address of agent for service)

Registrant's telephone number, including area code:  (203) 857-5321

Date of fiscal year end:	NOVEMBER 30

Date of reporting period:	DECEMBER 1, 2002 - NOVEMBER 30, 2003
				(Annual Shareholder Report)


Item 1.  REPORT TO SHAREHOLDERS.
====================================================================

			Managers
			--------
		     Annual Report


[Managers Logo Omitted]



The Managers Funds
Money Market Fund
Dated November 30, 2003

Access to excellence

		MANAGERS MONEY MARKET FUND
		--------------------------
		      Annual Report
		      -------------
		   November 30, 2003
		   -----------------

		   TABLE OF CONTENTS


								Page
								----
Letter to Shareholders						 1

Managers Performance						 3
 Complete performance table for all of The Managers Funds
  and Managers AMG Funds as of December 31, 2003

Financial Statements:
 Statement of Assets and Liabilities				 5
  Fund's balance sheet

 Statement of Operations					 5
  Detail of sources of income and Fund expenses during the
  fiscal year

 Statement of Changes in Net Assets				 6
  Detail of changes in Fund assets and distributions to
   Shareholders during the past two years

Financial Highlights						 7
 Historical distributions, total returns, expense ratios
  and net assets

Notes to Financial Statements					 8
 Accounting and distribution policies, details of agreements
  And transactions with Fund management and affiliates

Report of Independent Auditors 					10

Trustees and Officers						11


Letter to Shareholders
-----------------------------------------------------------------
Dear Fellow Shareholder:

Globally, it has been a tumultuous year by any standard, and from most perspectives, not one that we should want to repeat. However, happily it has been a profitable year for most investors as stock markets around the world rebounded from a three year slump and the economies of many countries displayed solid evidence that they are expanding. Furthermore, because inflation seemed to remain tame, bond markets provided acceptable returns, particularly in the credit sectors. One reason for this fortunate trend is that investors, business managers and consumers have become less risk averse, and this is most likely because their perceived risks have been significantly reduced. Although the war in Iraq lingers on, the swift initial success of the invasion without the release of chemical weapons, the loss of thousands of lives, the destruction of major oil fields or any major terrorist retaliation, was a considerable relief. These were serious risks that weighed on the economy and the financial markets before the war that, while certainly not eliminated, were significantly reduced by mid-year.

As we noted in this report last year, given the extremely low prevailing interest rates at the beginning of 2003, it was very unlikely that the Fund would be able to provide anything but a meager return for the year. Interest rates remained low throughout the entire year. In fact, the level and shape of the US Treasury yield curves were very similar at the end of the Fund's fiscal year, November 30, 2003, to what they had been a year previous, except slightly lower in the shortest maturities where the Fund is most active. Throughout the first half of the year interest rates fell. This was culminated in late June when the Federal Open Market Committee (FOMC) reduced the Fed Funds target rate an additional quarter percent to a rate of 1.00%, the FOMC's thirteenth straight reduction dating back to 2000, which brought the Fed Funds rate down from a high of 6.5% to its current 1% level. Although this has left little opportunity to earn returns on short-term debt instruments it seems to have been quite successful in stimulating the economy. As evidence mounted that the economy was expanding, rates backed up somewhat in the second half of the year, returning to whence they began.

While the return has been meager, we are pleased to report that the Fund has achieved its goal of providing stability of capital and that it has performed slightly better than its primary benchmark, the iMoneyNet All Taxable Money Fund Average during the past fiscal year. For the twelve months ended November 30, 2003, Managers Money Market Fund provided a return of 0.69%. For the same period, the iMoneyNet All Taxable Money Fund Average return was 0.66%. Although these returns are low, they are within reasonable expectations given the level of short-term rates throughout the year. Unless there is a significant change in the interest rate environment we would expect similarly low returns in the year to come. Typically the best estimate for the prospective return of a money market fund is its current yield. As of November 30, 2003, the 30-day average annualized yield for the Fund was 0.37%.

-----------------------------------------------------------------
The following report contains detailed financial statements for the Fund as well as a table on page 3 of the performance of the Fund over various trailing time periods along with performance of all of the Funds within The Managers Funds family. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersfunds.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment in The Managers Funds.



Sincerely,

/s/ Peter M. Lebovitz
---------------------
Peter M. Lebovitz
President
The Managers Funds


/s/ Thomas G. Hoffman
---------------------
Thomas G. Hoffman
Director of Research
The Managers Funds LLC

-----------------------------------------------------------------
The Managers Funds and
Managers AMG Funds Performance (unaudited)
All periods ended December 31, 2003
-----------------------------------------------------------------



					Average Annual Total Returns (1)
			-----------------------------------------------------------------------------
			1	3		5		10		Since	    Inception
The Managers Funds:	Year	Years		Years		Years		Inception   Date
Equity Funds:		-----	-----		-------		-----		---------   --------
Value			27.39% (0.03)% 		2.70%		9.94%		11.81%	    Oct. '84
Capital Appreciation	25.05% (15.89)%		(1.24)%		9.55%		12.52%	    Jun. '84
Small Company (2)	43.59% (0.36)%		 -   		 -   		(2.36)%	    Jun. '00
Special Equity		42.50%  0.73%		 8.94%		12.10%		13.99%	    Jun. '84
International Equity	33.21% (5.26)%		(0.50)%		5.17%		 9.80%	    Dec. '85
Emerging Markets
 Equity (2)		51.20% 11.44%		14.03%		 -   		 7.03%	    Feb. '98

Income Funds:
Money Market (2)	0.64%	1.94%		3.35%		4.14%		5.23%	    Jun. '84
Bond (2)		10.77% 10.46%		8.86%		8.31%		10.22%	    Jun. '84
Global Bond		20.69% 11.22%		4.03%		 -   		6.09%	    Mar. '94
Total Return Bond (2)	3.37%	 -   		 -   		 -   		3.37%	    Dec. '02
Intermediate Duration
 Government (2)		3.40%	6.71%		6.14%		6.53%		7.38%	    Mar. '92
Short Duration
 Government (2)		2.47%	4.70%		4.63%		5.07%		5.11%	    Mar. '92
----------------------------------------------------------------------------------------------------
Managers AMG Funds:
Essex Aggressive Growth
 Institutional Class	34.15%  -   		  -   	 	 -   	 	6.39%	    Mar. '02
Essex Aggressive Growth
 Investor Class (2)	33.72% (13.06)%	  	  -   		 -   		(1.88)%	    Nov. '99
Essex Large Cap
 Growth (2,5)		  -	  -   		  -   		 -   		12.30%	    Jun. '03
Rorer Large-Cap (2)	22.08%    -   	 	  -   	  	 -   		(1.52)%	    Dec. '01
Rorer Mid-Cap (2)	31.37%    -   	  	  -   	  	 -   	 	 7.57%	    Dec. '01
Systematic Value (2)	33.79%    -   	  	  -   	 	 -   		 6.75%	    Apr. '02
Burridge Small Cap
 Growth (2,3)		66.41% 19.68%	 	  -   	  	 -   		16.47%	    Sep. '00
----------------------------------------------------------------------------------------------------
First Quadrant Tax-
 Managed Equity (2,4)
  Before Taxes		29.29% (1.22)%	  	  -   	 	 -   		(0.17)%	    Dec. '00
  After Taxes on
   Distributions	29.08% (1.38)%	 	  -   		 -   		(0.33)%
  After Taxes on
   Distributions and
   Sale of Fund Shares	19.02% (1.13)%	  	  -   		 -   		(0.25)%
-----------------------------------------------------------------------------------------------------




See the Notes to the Performance Table on the following page.

-----------------------------------------------------------------
The Managers Funds and
Managers AMG Funds Performance (continued)
Notes to the Performance Table
-----------------------------------------------------------------

Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. An investment in Managers Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additional risks are associated with investing in international and emerging markets, and such securities may be considered speculative. There are also risks associated with investing in small-cap companies, such as increased volatility. For more information regarding The Managers Funds and Managers AMG Funds, including fees, expenses and risks, please call (800)835-3879 or visit our website at www.managersfunds.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Funds. Distributed by Managers Distributors, Inc., member NASD.

(1) Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. Year to date total returns are based on calendar year.

(2) From time to time, the Fund's advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

(3) The "Since Inception" return, and returns for all periods beginning prior to 6/25/02, for the Burridge Small Cap Growth Fund reflect performance linked with a "Predecessor Account" which began operations on September 28, 2000. The Predecessor Account's objectives, policies, guidelines and restrictions were, in all material respects, the same as the Fund's. The Predecessor Account was not registered as a mutual fund and therefore was not subject to certain investment restrictions that are imposed upon mutual funds. If the Predecessor Account had been registered as a mutual fund, the Account's performance may have been adversely affected. The performance of the Predecessor Account was calculated according to the standardized SEC method.

(4) After-tax returns are calculated by Lipper using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)plans or individual retirement accounts.

(5) The "Since Inception" return is for the period June 30, 2003
    (commencement of operations) to December 31, 2003.

-----------------------------------------------------------------
Managers Money Market Fund
Statement of Assets and Liabilities
November 30, 2003
-----------------------------------------------------------------



Assets:
-------
	Investment in JPMorgan Prime Money Market Fund
	  Institutional Class Shares			$33,039,508
	Receivable for Fund shares sold			     99,982
	Prepaid expenses				      1,553
							-----------
	    Total assets				 33,141,043
							-----------

Liabilities:
------------
	Payable for Fund shares repurchased		     74,951
	Dividends payable to shareholders		      2,049
	Administration fee payable			      4,062
	Other accrued expenses				     10,139
							-----------
	    Total liabilities				     91,201
							-----------

Net Assets						$33,049,842
							===========

	Shares outstanding				 33,049,842
							-----------
	Net asset value, offering and redemption
	  price per share				      $1.00
							     ======
Net Assets Represent:
---------------------
	Paid-in capital					$33,049,842
							===========

-----------------------------------------------------------------
Statement of Operations
For the fiscal year ended November 30, 2003
-----------------------------------------------------------------




Investment Income:
------------------
	Dividend income						$403,378
								--------
Expenses:
---------
	Administration fees			$56,817
	Transfer agent 				 55,139
	Registration fees			 17,983
	Professional fees			 15,359
	Accounting fees				  6,439
	Trustees' fees and expenses		  1,952
	Miscellaneous expenses			  7,878
						-------
	   Total expenses before offsets	161,567
	Less: Expense reductions		(18,939)
						-------
	   Total expenses 					 142,628
								--------
Net Investment Income						$260,750
								--------


The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------
Managers Money Market Fund
Statement of Changes in Net Assets
For the fiscal year ended November 30,
-----------------------------------------------------------------




					2003		2002
Increase (Decrease) in Net Assets	---------	----------
  From Operations:
---------------------------------
	Net investment income 		$ 260,750	$ 561,660
					----------	----------

Distributions to Shareholders:
--------------------------------
	From net investment income 	 (260,750)	 (561,660)
					----------	----------

From Capital Share Transactions:
--------------------------------
  (at a constant $1.00 per share):

	Proceeds from sale of shares   278,403,415     483,593,660
	Reinvestment of dividends 	   233,524         511,496
	Cost of shares repurchased    (283,211,640)   (482,192,556)
				      -------------   -------------
	   Net increase (decrease)
    		from capital share
                transactions	        (4,574,701)	 1,912,600
				      -------------   -------------
	Total increase (decrease)
 	in net assets		        (4,574,701)	 1,912,600
				      -------------   -------------
Net Assets:
-----------
	Beginning of year	         37,624,543   	 35,711,943
				      -------------   -------------
	End of year		      $  33,049,842   	$37,624,543
				      =============   =============


The accompanying notes are an integral part of these financial statements.

-----------------------------------------------------------------
Managers Money Market Fund
Financial Highlights
For a share of capital stock outstanding throughout each fiscal year
-----------------------------------------------------------------


						Fiscal year ended November 30,
			-----------------------------------------------------------------------
			2003		2002		2001		2000		1999
			--------	--------	--------	--------	-------
Net Asset Value,
  Beginning of Year 	$1.000 	 	$1.000 	 	$1.000 	 	$1.000 	 	$1.000
			--------	--------	--------	--------	-------

Income from Investment
  Operations:
----------------------
Net investment income 	0.007 	 	 0.014 		 0.042 	 	 0.059 	 	 0.047
			--------	--------	--------	--------	-------

Less Distributions to
 Shareholders from:
----------------------
Net investment income  (0.007)		(0.014)	 	(0.042)	 	(0.059)		(0.047)
			--------	--------	--------	--------	-------

Net Asset Value,
  End of Year		$1.000 	 	 $1.000 	 $1.000 	 $1.000 	 $1.000
			========	========	========	========	=======

Total Return 		0.69% (a)	 1.40% (a)	  4.27%		  6.05%	(a)      4.84% (a)

Ratio of net expenses
 to average net
 assets (b)		0.38%		 0.37%		  0.44%	 	  0.49%		  0.48%

Ratio of net
 investment income to
 average net assets	0.69%		 1.41%		  4.18%	  	  5.89%		  4.74%

Net assets at end of year
 (000's omitted)	$33,050		$37,625		$35,712		$66,593		$53,627

================================================================================================
Expense Waivers/Offsets (c)
---------------------------
Ratio of total expenses to
 average net assets	 0.43%		0.43%		0.44%		0.51%		0.63%

Ratio of net investment
 income to average
 net assets		 0.64%		1.35%		4.18%		5.87%		4.59%
================================================================================================




(a) Total returns and net investment income would have been lower had certain expenses not been reduced during the year.

(b) Prior to September 4, 2001 the Fund invested all of its investable assets under a "Master-Feeder" arrangement under which expenses of the Master were allocated to the Fund.

(c) Ratio information assuming no reduction of Fund expenses due to waivers, reimbursements or expense offsets. (See Notes to Financial Statements.)

-----------------------------------------------------------------
Managers Money Market Fund
Notes to Financial Statements
November 30, 2003
-----------------------------------------------------------------
Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of 9 investment series, (collectively the "Funds").

The Fund invests all of its investable assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund (the "JPM Fund"), a separate registered investment company with substantially the same investment objective and policies as the Fund. The performance of the Fund is directly affected by the performance of the JPM Fund.

(1)	Summary of Significant Accounting Policies
	----------------------------------------------
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Valuation of Investments
	----------------------------
The investment in the JPM Fund is valued at its end of day net asset value per share. The JPM Fund's underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

(b)	Security Transactions
	-------------------------
Dividends declared by the JPM Fund accrue daily.

(c)	Investment Income and Expenses
	----------------------------------
As a shareholder of the JPM Fund, the Fund will receive its proportionate share of the dividends paid by such class, which takes into consideration the Fund's proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has an "omnibus account" arrangement with J.P. Morgan Fleming Asset Management (USA) Inc., the shareholder servicing agent of the JPM Fund, whereby the Fund is credited with a factor of 0.05% of the average daily assets invested in the JPM Fund. This credit serves to reduce transfer agent expenses that would otherwise be charged to the Fund. For the year ended November 30, 2003, the transfer agent expense was reduced under this arrangement by $18,939.

(d)	Dividends and Distributions
	-------------------------------
Income dividends and capital gain distributions, if any, normally will be declared daily and payable on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

-----------------------------------------------------------------
Notes to Financial Statements (continued)
-----------------------------------------------------------------
(e)	Federal Taxes
	-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f)	Capital Stock
	-----------------
The Trust's Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At November 30, 2003, there are no shareholders that hold more than 10% of the out-standing shares of the Fund.

(2)	Agreements and Transactions with Affiliates
	-----------------------------------------------
The Trust has entered into an Administrative and Shareholder Servicing Agreement under which The Managers Funds LLC (the "Administrator"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as the Fund's administrator and is responsible for certain aspects of managing the Fund's operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund's average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $20,000. In addition, the in-person and telephonic meeting fees the Trustees receive are $1,000 and $500 per meeting, respectively. The Trustees' fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

(3)	Commitments and contingencies
	---------------------------------
In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

-----------------------------------------------------------------
Report of Independent Auditors
-----------------------------------------------------------------


To the Board of Trustees of The Managers Funds and the
Shareholders of Managers Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Managers Money Market Fund (the "Fund") at November 30, 2003, the results of its operations, the changes in net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
January 20, 2004

-----------------------------------------------------------------
Trustees and Officers (unaudited)
-----------------------------------------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

The Trustees hold office without limit in time except that (a) any Trustee may resign or retire; (b) any Trustee may be removed with or without cause by at least two-thirds of the number of Trustees remaining after such removal (provided that there shall not be fewer than 3 remaining Trustees); (c) shareholders may vote to remove a Trustee at a special meeting of shareholders held at the written request of shareholders of 10% or more of the outstanding shares of the Trust.

Independent Trustees
--------------------
The following Trustees are not "interested persons" of the Trust within the meaning of the 1940 Act:



Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Jack W. Aber, 9/9/1937		Professor of Finance, Boston University School of
* Trustee since 1999		Management (1972-Present); Trustee of Appleton
* Oversees 21 Funds in 		Growth Fund (1 portfolio); Trustee of Third Avenue
  Fund Complex			Trust (4 portfolios); Trustee of Third Avenue
				Variable Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
William E. Chapman, II, 	President and Owner, Longboat Retirement Planning
9/23/1941			Solutions (1998-Present); Hewitt Associates, LLC
* Trustee since 1999		(part time) provider of Retirement and Investment
* Oversees 21 Funds in 		Education Seminars); President Retirement Plans Group,
  Fund Complex			Kemper Funds (1990-1998); Trustee of Third Avenue
				Trust (4 portfolios); Trustee of Third Avenue Variable
				Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Edward J. Kaier, 9/23/1945	Partner, Hepburn Willcox, Hamilton & Putnam
* Trustee since 1999		(1977-Present); Trustee of Third Avenue Trust
* Oversees 21 Funds in 		(4 portfolios); Trustee of Third Avenue Variable
  Fund Complex			Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Madeline H. 			Member, Investment Committee, New Jersey Supreme
McWhinney, 3/11/22		Court (1990-Present); Member, Advisory Board on
* Trustee since 1987		Professional Ethics, New Jersey Supreme Court
* Oversees 13 Funds in 		(1983-1998); President, Dale, Elliott & Company, Inc.
  Fund Complex			(Management Consultant) (1977-1994); No other
				directorships held by trustee.
----------------------------	--------------------------------------------------

-------------------------------------------------------------------------------
Trustees and Officers
-------------------------------------------------------------------------------



Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Steven J. Paggioli, 4/3/50 	Private Investor; Executive Vice President, Secretary
* Trustee since 1993		and Director, Investment Company Administration, LLC
* Oversees 13 Funds in 		(1990-2001); Trustee, Professionally Managed Portfolios,
  Fund Complex			(1991-2001); Consultant, formerly Executive Vice
				President and Director, The Wadsworth Group (1986-2001);
				Vice President, Secretary and Director, First Fund
				Distributors, Inc. (1991-2001); Trustee of
				Professionally Managed Portfolios (19 portfolios)
----------------------------	--------------------------------------------------
Eric Rakowski, 6/5/1958		Professor, University of California at Berkeley
* Trustee since 1999		School of Law (1990-Present); Visiting Professor,
* Oversees 21 Funds in 		Harvard Law School (1998-1999); Trustee of Third
  Fund Complex			Avenue Trust (4 portfolios); Trustee of Third
				Avenue Variable Series Trust (1 portfolio)
----------------------------	--------------------------------------------------
Thomas R. Schneeweis, 5/10/47	Professor of Finance, University of Massachusetts
* Trustee since 1987		(1985-Present); Managing Director, CISDM at the
* Oversees 13 Funds in Fund 	University of Massachusetts, (1994-Present); President
* Complex			and Chief Executive Officer, Schneeweis Partners, LLC
				(2001-Present); No other directorships held by trustee.
----------------------------	--------------------------------------------------


*  The Fund complex consists of Managers AMG Funds, The Managers
   Funds, Managers Trust I and Managers Trust II.


Interested Trustees
-------------------
The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.

---------------------------------------------------------------
Trustees and Officers (continued)
---------------------------------------------------------------



Name, Date of
Birth, Number of
Funds Overseen in 		Principal Occupation(s) During Past 5
Fund Complex*			Years and Other Directorships Held by Trustee
----------------------------	--------------------------------------------------
Sean M. Healey, 5/9/1961	President and Chief Operating Officer, Affiliated
* Trustee since 1999		Managers Group, Inc. (1999-Present); Director,
* Oversees 21 Funds in 		Affiliated Managers Group, Inc. (2001-Present);
Fund Complex			Executive Vice President, Affiliated Managers Group,
				Inc. (1995-1999); Vice President, Goldman, Sachs &
				Company (1987-1995); No other directorships held by
				trustee.
----------------------------	--------------------------------------------------
Peter M. Lebovitz, 1/18/1955	President and Chief Executive Officer, The Managers
* Trustee since 1999		Funds LLC (1999-Present); President Managers
* Oversees 21 Funds in 		Distributors, Inc. (2000-Present); Director of
Fund Complex			Marketing, The Managers Funds, LP (1994-1999);
				Director of Marketing, Hyperion Capital Management,
				Inc. (1993-1994); Senior Vice President, Greenwich
				Asset Management, Inc. (1989-1993); No other
				directorships held by trustee.
----------------------------	--------------------------------------------------




* The Fund complex consists of Managers AMG Funds, The Managers
  Funds, Managers Trust I and Managers Trust II.



Officers
--------


Name, Date of
Birth, Position(s)
Held With Fund &
Length of Time Served		Principal Occupation(s) During Past 5 Years
----------------------------	--------------------------------------------------
Galan G. Daukas, 10/24/1963	Chief Operating Officer, The Managers Funds LLC,
* Chief Financial Officer 	(2002-Present); Chief Financial Officer,
since 2002			Managers AMG Funds, Managers Trust I and Managers
				Trust II; Chief Operating Officer and Chairman of the
				Management Committee, Harbor Capital Management Co.,
				Inc. (2000-2002); Chief Operating Officer, Fleet
				Investment Advisors (1992-2000)
----------------------------	--------------------------------------------------
Donald S. Rumery, 9/23/1958	Director, Finance and Planning, The Managers Funds
* Treasurer since 1995		LLC (1994-Present); Treasurer and Chief Financial
* Secretary since 1997		Officer, Managers Distributors, Inc. (2000-Present);
				Treasurer and Secretary of Managers Trust I,
				Managers Trust II and treasurer of Managers AMG Funds.
----------------------------	--------------------------------------------------


Managers
--------

Administrator
-------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Distributor
-----------
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Custodian
---------
The Bank of New York
100 Church Street, 10th floor
New York, NY 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109-2881

Transfer Agent
--------------
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

For ManagersChoice Only
-----------------------
PFPC Brokerage Services, Inc.
P.O. Box 61487
King of Prussia, Pennsylvania 19406
(800)358-7668

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Madeline H. McWhinney
Steven J. Paggioli
Eric Rakowski
Thomas R. Schneeweis

Managers
--------

The Managers Funds
Equity Funds:
------------------
VALUE FUND
Armstrong Shaw Associates Inc.
Osprey Partners Investment Mgmt., LLC

CAPITAL APPRECIATION FUND
Essex Investment Management Co., LLC
Holt-Smith &Yates Advisors, Inc.

SMALL COMPANY FUND
Kalmar Investment Advisers, Inc.

SPECIAL EQUITY FUND
Donald Smith &Co., Inc.
Essex Investment Management Co., LLC
Kern Capital Management LLC
Skyline Asset Management, L.P.
Westport Asset Management, Inc.

INTERNATIONAL EQUITY FUND
Lazzard Asset Management, LLC
Bernstein Investment Research & Mgmt.
Mastholm Asset Management, L.L.C.

EMERGING MARKETS EQUITY FUND
Rexiter Capital Management Limited

FIRST QUADRANT TAX-MANAGED EQUITY FUND
First Quadrant, L.P.

Income Funds:
-------------------
BOND FUND
Loomis, Sayles & Co. L.P.

GLOBAL BOND FUND
Loomis, Sayles & Co. L.P.

INTERMEDIATE DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

TOTAL RETURN BOND FUND
Merganser Capital Management LP

SHORT DURATION GOVERNMENT FUND
Smith Breeden Associates, Inc.

MONEY MARKET FUND
J.P. Morgan Fleming Asset Management (USA), Inc.

Managers AMG Funds
Equity Funds:
-------------------
ESSEX AGGRESSIVE GROWTH FUND
ESSEX LARGE CAP GROWTH FUND
Essex Investment Management Company, LLC

RORER LARGE-CAP FUND
RORER MID-CAP FUND
Rorer Asset Management, LLC

SYSTEMATIC VALUE FUND
Systematic Investment Management, LLP

BURRIDGE SMALL CAP GROWTH FUND
The Burridge Group LLC


This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879. Distributed by Managers Distributors, Inc., member NASD.

			www.managersfunds.com
			 www.managersamg.com

Item 2.  CODE OF ETHICS.
====================================================================
Registrant has adopted a Code of Ethics.  See attached Exhibit 10(a).


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
====================================================================
Registrant's Board of Trustees has determined that independent Trustees Mr. Jack W. Aber and Steven J. Paggioli each qualify as the Audit Committee Financial Expert. Mr. Aber and Mr. Paggioli are "independent" as such term is defined in Form N-CSR.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
====================================================================
Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
====================================================================
Not applicable.


Item 6. [RESERVED]
====================================================================


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
====================================================================
Not applicable.


Item 8. [RESERVED]
====================================================================


Item 9.  CONTROLS AND PROCEDURES.
====================================================================
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 10.  EXHIBITS
====================================================================
(a)	Any code of ethics or amendments hereto.  Filed herewith.

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley
	Act of 2002.  Filed herewith.


				SIGNATURES
				==========

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President


Date:	January 30, 2004
	----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Peter M. Lebovitz
	----------------------------
	Peter M. Lebovitz, President

Date:	January 30, 2004
	----------------



By:	/s/ Galan G. Daukas
	----------------------------------------
	Galan G. Daukas, Chief Financial Officer

Date:	January 30, 2004
	----------------